Bank Loan Core Fund
Portfolio of Investments
March 31, 2021 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—72.5%
		Aerospace/Defense—0.7%
$ 2,536,318		Peraton Corp., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 2/1/2028	$2,540,553
4,463,682		Peraton Corp., Term Loan - 1st Lien, Series B-DD, 4.500% (3-month USLIBOR +3.750%), 2/1/2028	4,471,137
2,599,200		TransDigm Inc., Term Loan - 1st Lien, Series E, 2.358% (1-month USLIBOR +2.250%), 5/30/2025	2,549,959
3,693,855		TransDigm Inc., Term Loan - 1st Lien, Series F, 2.358% (1-month USLIBOR +2.250%), 12/9/2025	3,622,286
		TOTAL	13,183,935
		Airlines—0.3%
5,000,000		AAdvantage Loyalty IP Ltd., Term Loan - 1st Lien, 5.500% (3-month USLIBOR +4.750%), 3/24/2028	5,128,925
		Automotive—1.7%
1,210,903		American Axle & Manufacturing, Inc., Term Loan - 1st Lien, Series B, 3.000% (1-month USLIBOR +2.250%), 4/6/2024	1,207,500
8,382,807		Clarios Global LP, Term Loan - 1st Lien, Series B, 3.358% (1-month USLIBOR +3.250%), 4/30/2026	8,309,458
1,550,556		Dana, Inc., Term Loan - 1st Lien, Series B, 2.358% (1-month USLIBOR +2.250%), 2/27/2026	1,548,036
4,843,593		Dexko Global, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 7/24/2024	4,842,382
4,912,819		Dragon Merger Sub LLC, Term Loan - 2nd Lien, 9.250% (3-month USLIBOR +8.250%), 7/24/2025	4,897,466
7,136,581		TI Group Auto Systems LLC, Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +3.750%), 12/16/2024	7,133,584
2,000,000		Truck Hero, Inc., Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +3.750%), 1/31/2028	1,998,200
		TOTAL	29,936,626
		Building Materials—2.0%
1,477,500		Abc Supply Co., Inc., Term Loan - 1st Lien, 2.108% (1-month USLIBOR +2.000%), 1/15/2027	1,467,652
8,835,975		CD&R Waterworks Merger Subsidiary LLC, Term Loan - 1st Lien, Series B, 3.750% (3-month USLIBOR +2.750%), 8/1/2024	8,817,419
7,000,000		Cp Atlas Buyer Inc., Term Loan - 1st Lien, Series B, 4.250% (3-month USLIBOR +3.750%), 11/23/2027	6,964,475
4,435,114		Foundation Building Materials, Inc., Term Loan - 1st Lien, 3.750% (1-month USLIBOR +3.250%), 2/3/2028	4,400,188
2,564,886		Foundation Building Materials, Inc., Term Loan - 1st Lien, 3.750% (1-month USLIBOR +3.250%), 2/3/2028	2,544,687
1,500,000		NCI Building Systems, Inc., Term Loan - 1st Lien, 3.750% (3-month USLIBOR +3.250%), 4/12/2028	1,496,250
6,314,971		NCI Building Systems, Inc., Term Loan - 1st Lien, 3.855% (1-month USLIBOR +3.750%), 4/12/2025	6,320,497
3,990,000		White Cap Buyer LLC, Term Loan - 1st Lien, Series B, 4.500% (6-month USLIBOR +4.000%), 10/19/2027	3,987,786
		TOTAL	35,998,954
		Cable Satellite—2.7%
3,859,722		Altice Financing SA, Term Loan - 1st Lien, Series B, 2.856% (1-month USLIBOR +2.750%), 7/15/2025	3,788,954
3,900,202		Altice US Finance I Corp., Term Loan - 1st Lien, 2.356% (1-month USLIBOR +2.250%), 1/15/2026	3,852,678
1,864,156		Charter Communications Operating LLC, Term Loan - 1st Lien, Series B2, 1.860% (1-month USLIBOR +1.750%), 2/1/2027	1,857,520
1,894,922		CSC Holdings LLC, Term Loan - 1st Lien, Series B1, 2.356% (1-month USLIBOR +2.250%), 7/17/2025	1,873,235
1,961,438		CSC Holdings LLC, Term Loan - 1st Lien, Series B5, 2.606% (1-month USLIBOR +2.500%), 4/15/2027	1,941,656
514,308		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, 6.500% (3-month USLIBOR +5.500%), 7/13/2021	521,765
2,420,407		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, Series B3, 8.000% (1-month USLIBOR +4.750%), 11/27/2023	2,466,068
1,000,000		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, Series B4, 8.750% (3-month USLIBOR +5.500%), 1/2/2024	1,023,125
6,846,810		SFR Group SA, Term Loan - 1st Lien, Series B12, 3.793% (1-month USLIBOR +3.687%), 1/31/2026	6,805,455
12,275,000		Telenet Financing USD LLC, Term Loan - 1st Lien, 2.106% (1-month USLIBOR +2.000%), 4/30/2028	12,139,607
5,500,000		Virgin Media Bristol LLC, Term Loan - 1st Lien, Series N, 2.606% (1-month USLIBOR +2.500%), 1/31/2028	5,458,448
6,000,000		Ziggo BV, Term Loan - 1st Lien, Series I, 2.606% (1-month USLIBOR +2.500%), 4/30/2028	5,948,070
		TOTAL	47,676,581
		Chemicals—2.7%
8,000,000		Alpha 3 BV, Term Loan - 1st Lien, Series B, 3.000% (3-month USLIBOR +2.500%), 3/18/2028	7,986,240
1,364,530		Axalta Coating Systems US Holdings, Inc., Term Loan - 1st Lien, Series B3, 1.953% (3-month USLIBOR +1.750%), 6/1/2024	1,360,075
3,910,450		Element Solutions, Inc., Term Loan - 1st Lien, Series B1, 2.108% (1-month USLIBOR +2.000%), 1/31/2026	3,894,808
1,353,027		H.B Fuller Co., Term Loan - 1st Lien, Series B, 2.110% (1-month USLIBOR +2.000%), 10/20/2024	1,349,394

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$ 3,000,000		Ineos US Petrochem LLC, Term Loan - 1st Lien, Series B, 3.250% (3-month USLIBOR +2.750%), 1/29/2026	$2,995,785
3,990,000		Lummus Technology Holdings V LLC, Term Loan - 1st Lien, Series B, 3.608% (1-month USLIBOR +3.500%), 6/30/2027	3,977,531
3,810,756		Messer Industries USA, Inc., Term Loan - 1st Lien, 2.702% (3-month USLIBOR +2.500%), 3/1/2026	3,786,482
4,770,727		Nouryon USA LLC, Term Loan - 1st Lien, Series B, 2.860% (1-month USLIBOR +2.750%), 10/1/2025	4,704,629
5,359,195		Polar US Borrower LLC, Term Loan - 1st Lien, 4.857% (1-month USLIBOR +4.750%), 10/16/2025	5,332,399
39,315		Polar US Borrower LLC, Term Loan - 1st Lien, 4.859% (3-month USLIBOR +4.750%), 10/16/2025	39,118
7,000,000		Potters Borrower Lp, Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.000%), 12/14/2027	7,017,500
1,627,581		PQ Corp., Term Loan - 1st Lien, Series B, 2.461% (3-month USLIBOR +2.250%), 2/7/2027	1,618,092
3,090,941		PQ Corp., Term Loan - 1st Lien, Series B, 4.000% (3-month USLIBOR +3.000%), 2/7/2027	3,098,993
		TOTAL	47,161,046
		Consumer Cyclical Services—1.4%
12,882,223		Allied Universal Holdco LLC, Term Loan, Series B, 4.358% (1-month USLIBOR +4.250%), 7/10/2026	12,862,127
4,482,077		Bellring Brands, Inc., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 10/21/2024	4,517,552
2,496,523		Garda World Security Corp., Term Loan - 1st Lien, Series B, 4.370% (1-month USLIBOR +4.250%), 10/30/2026	2,502,240
5,000,000		Signal Parent, Inc., Term Loan - 1st Lien, Series B, 4.250% (3-month USLIBOR +3.500%), 4/1/2028	4,975,000
		TOTAL	24,856,919
		Consumer Products—2.7%
4,928,068		BCPE Empire Holdings, Inc., Term Loan - 1st Lien, Series B, 4.108% (1-month USLIBOR +4.000%), 6/11/2026	4,904,980
4,000,000		BCPE Empire Holdings, Inc., Term Loan - 1st Lien, Series B, 5.000% (1-month USLIBOR +4.250%), 6/11/2026	4,000,000
4,000,000		Cnt Holdings I Corp., Term Loan - 1st Lien, Series B, 4.500% (6-month USLIBOR +3.750%), 11/8/2027	3,996,880
1,500,000		Cnt Holdings I Corp., Term Loan - 2nd Lien, Series B, 7.500% (3-month USLIBOR +6.750%), 10/16/2028	1,522,500
10,271,788		Diamond BC BV, Term Loan - 1st Lien, 3.108% (1-month USLIBOR +3.000%), 9/6/2024	10,236,607
4,000,000		Energizer Holdings, Inc., Term Loan - 1st Lien, 2.750% (1-month USLIBOR +2.250%), 12/22/2027	3,991,660
634,003		New Constellis Borrower LLC, Term Loan - 2nd Lien, 12.000% (1-month USLIBOR +11.000%), 3/27/2025	567,962
975,000		Ozark Holdings LLC, Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 12/16/2027	977,745
5,000,000		Sunshine Luxembourg VII SARL, Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 10/2/2026	5,001,250
4,987,500		Tosca Services, LLC, Term Loan - 1st Lien, 3.750% (3-month USLIBOR +3.000%), 8/18/2027	4,999,969
997,500		Weber-Stephen Products LLC, Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.250%), 10/30/2027	998,622
3,850,000		Welbilt, Inc., Term Loan - 1st Lien, Series B, 2.608% (1-month USLIBOR +2.500%), 10/23/2025	3,696,000
2,500,000		Woof Holdings LLC, Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 12/21/2027	2,493,750
500,000		Woof Holdings LLC, Term Loan - 2nd Lien, 8.000% (12-month USLIBOR +7.250%), 12/11/2028	508,750
		TOTAL	47,896,675
		Diversified Manufacturing—1.7%
4,953,731		Aldevron, LLC., Term Loan - 1st Lien, Series B, 4.250% (1-month USLIBOR +3.250%), 10/12/2026	4,956,827
6,431,166		Dynacast International LLC, Term Loan - 1st Lien, Series B2, 4.250% (3-month USLIBOR +3.250%), 1/28/2022	6,409,718
4,040,000		Form Technologies LLC, Term Loan - 1st Lien, Series B, 5.750% (3-month USLIBOR +4.750%), 7/19/2025	4,026,527
990,000		Gardner Denver, Inc., Term Loan - 1st Lien, 1.858% (1-month USLIBOR +1.750%), 3/1/2027	978,862
992,500		Gardner Denver, Inc., Term Loan - 1st Lien, Series B, 2.859% (1-month USLIBOR +2.750%), 3/1/2027	991,775
1,995,627		Gardner Denver, Inc., Term Loan - 1st Lien, Series B2, 1.859% (1-month USLIBOR +1.750%), 3/1/2027	1,973,176
4,388,720		Gates Global LLC, Term Loan - 1st Lien, Series B3, 3.500% (1-month USLIBOR +2.750%), 3/31/2027	4,382,642
2,820,802		Titan Acquisition Ltd., Term Loan - 1st Lien, Series B, 3.266% (6-month USLIBOR +3.000%), 3/28/2025	2,768,349
4,000,000		Watlow Electric Manufacturing Co., Term Loan - 1st Lien, Series B, 4.193% (3-month USLIBOR +4.000%), 3/2/2028	4,000,020
		TOTAL	30,487,896
		Financial Institutions—1.4%
3,930,000		Sedgwick Claims Management Services, Inc., Term Loan - 1st Lien, Series B, 3.858% (1-month USLIBOR +3.750%), 9/3/2026	3,915,047
4,436,475		Sedgwick Claims Management Services, Inc., Term Loan - 1st Lien, Series B3, 5.250% (1-month USLIBOR +4.250%), 9/3/2026	4,452,180
13,216,024		Sedgwick, Inc., Term Loan - 1st Lien, Series B, 3.358% (1-month USLIBOR +3.250%), 12/31/2025	13,057,233
3,836,475		WEX, Inc., Term Loan - 1st Lien, Series B3, 2.365% (1-month USLIBOR +2.250%), 5/15/2026	3,826,539
		TOTAL	25,250,999

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Food & Beverage—0.5%
$ 1,980,000		Aramark Services, Inc., Term Loan, Series B4, 1.858% (1-month USLIBOR +1.750%), 1/15/2027	$1,954,636
3,000,000		City Brewing Co LLC., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.500%), 3/31/2028	2,985,000
868,788		Reynolds Consumer Products, Inc., Term Loan - 1st Lien, 1.858% (1-month USLIBOR +1.750%), 2/4/2027	865,695
3,705,225		U.S. Foodservice, Inc., Term Loan - 1st Lien, Series B, 1.858% (1-month USLIBOR +1.750%), 6/27/2023	3,662,189
		TOTAL	9,467,520
		Gaming—1.7%
3,192,542		Boyd Gaming Corp., Term Loan - 1st Lien, Series B3, 2.330% (1-week USLIBOR +2.250%), 9/15/2023	3,190,052
3,324,490		Caesars Resort Collection, Term Loan - 1st Lien, Series B, 2.858% (1-month USLIBOR +2.750%), 12/23/2024	3,280,391
4,975,000		Caesars Resort Collection, Term Loan - 1st Lien, Series B1, 4.608% (1-month USLIBOR +4.500%), 7/21/2025	4,991,393
1,992,727		CCM Merger, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 11/4/2025	2,001,455
3,000,000		Churchill Downs Inc., Term Loan - 1st Lien, Series B1, 2.120% (3-month USLIBOR +2.000%), 3/10/2028	2,988,750
5,927,582		Golden Entertainment, Inc., Term Loan - 1st Lien, 3.750% (1-month USLIBOR +3.000%), 10/21/2024	5,871,092
4,621,158		Penn National Gaming, Inc., Term Loan - 1st Lien, Series B, 3.000% (1-month USLIBOR +2.250%), 10/15/2025	4,610,067
2,722,458		Station Casinos LLC, Term Loan - 1st Lien, Series B, 2.500% (1-month USLIBOR +2.250%), 2/8/2027	2,683,567
		TOTAL	29,616,767
		Health Care—12.0%
9,975,000		Air Medical Group Holdings, Inc., Term Loan - 1st Lien, Series B, 5.750% (3-month USLIBOR +4.750%), 10/2/2025	9,958,791
5,395,673		Air Medical Group Holdings, Inc., Term Loan - 1st Lien, Series B2, 5.250% (3-month USLIBOR +4.250%), 3/14/2025	5,370,637
1,723,288		Avantor, Inc., Term Loan - 1st Lien, Series B3, 3.250% (1-month USLIBOR +2.250%), 11/21/2024	1,726,519
7,980,000		Avantor, Inc., Term Loan - 1st Lien, Series B4, 3.250% (1-month USLIBOR +2.250%), 11/8/2027	7,992,967
3,990,000		Azalea Topco, Inc., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.000%), 7/24/2026	4,006,638
2,895,000		Carestream Dental LLC, Term Loan - 1st Lien, 3.452% (3-month USLIBOR +3.250%), 9/1/2024	2,853,384
1,226,489		Carestream Health, Inc., Term Loan - 1st Lien, 7.750% (3-month USLIBOR +6.750%), 5/8/2023	1,224,575
7,472,019		Carestream Health, Inc., Term Loan - 2nd Lien, 13.500% (3-month USLIBOR + 4.5000% cash and 3-month USLIBOR + 8.500% PIK), 8/5/2023	6,824,457
5,280,120		CHG Healthcare Services, Inc., Term Loan - 1st Lien, Series B, 4.000% (6-month USLIBOR +3.000%), 6/7/2023	5,270,219
2,724,370		CPI Holdco LLC, Term Loan - 1st Lien, 4.108% (1-month USLIBOR +4.000%), 11/4/2026	2,725,392
3,990,000		Curium BidCo S.a r.l., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.250%), 12/2/2027	4,004,963
2,000,000		Curium BidCo S.a r.l., Term Loan - 2nd Lien, 8.500% (3-month USLIBOR +7.750%), 10/27/2028	2,045,000
6,796,293		Elanco Animal Health, Inc., Term Loan - 1st Lien, Series B, 1.865% (1-month USLIBOR +1.750%), 8/1/2027	6,717,389
15,750,461		Endo Luxembourg Finance, Term Loan - 1st Lien, 5.750% (1-month USLIBOR +5.000%), 3/10/2028	15,619,181
8,792,538		Enterprise Merger Sub, Inc., Term Loan - 1st Lien, 3.858% (1-month USLIBOR +3.750%), 10/10/2025	7,614,734
485,113		HCA, Inc., Term Loan - 1st Lien, Series B12, 1.858% (1-month USLIBOR +1.750%), 3/13/2025	485,459
1,189,403		HCA, Inc., Term Loan - 1st Lien, Series B13, 1.858% (1-month USLIBOR +1.750%), 3/18/2026	1,190,426
1,562,364		IMS Health, Inc., Term Loan - 1st Lien, Series B1, 1.858% (1-month USLIBOR +1.750%), 3/7/2024	1,557,676
965,000		IMS Health, Inc., Term Loan - 1st Lien, Series B2, 1.858% (1-month USLIBOR +1.750%), 1/17/2025	961,261
2,431,250		IMS Health, Inc., Term Loan - 1st Lien, Series B3, 1.952% (3-month USLIBOR +1.750%), 6/11/2025	2,422,133
2,000,000		MedAssets Software Intermediate Holdings, Inc., Term Loan - 1st Lien, Series B, 4.500% (6-month USLIBOR +3.750%), 1/28/2028	1,992,510
3,862,418		MH Sub I LLC, Term Loan - 1st Lien, 3.608% (1-month USLIBOR +3.500%), 9/13/2024	3,826,459
9,451,162		MH Sub I LLC, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +3.750%), 9/13/2024	9,463,827
6,000,000		MH Sub I LLC, Term Loan - 2nd Lien, 6.359% (1-month USLIBOR +6.250%), 2/12/2029	6,045,000
9,505,457		MPH Acquisition Holdings LLC, Term Loan - 1st Lien, Series B, 3.750% (3-month USLIBOR +2.750%), 6/7/2023	9,464,963
7,871,720		National Mentor Holdings, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 2/18/2028	7,833,345
262,391		National Mentor Holdings, Inc., Term Loan - 1st Lien, Series C, 4.500% (3-month USLIBOR +3.750%), 2/18/2028	261,112
865,889		National Mentor Holdings, Inc., Term Loan - 1st Lien, Series DD, 4.500% (3-month USLIBOR Unfunded +3.750%), 3/2/2028	861,668
2,000,000		National Mentor Holdings, Inc., Term Loan - 2nd Lien, 8.000% (3-month USLIBOR +7.250%), 2/16/2029	2,025,000
1,989,975		Navicure, Inc., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 10/22/2026	1,985,000
4,488,756		Ortho-Clinical Diagnostics, Inc., Term Loan - 1st Lien, Series B, 3.359% (1-month USLIBOR +3.250%), 6/30/2025	4,486,512
11,801,978		Osteon Merger Subsidiary, Inc., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +3.750%), 2/14/2025	11,472,526
3,000,000		Packaging Coordinators Midco, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 11/30/2027	3,002,340

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$ 3,491,250		Pluto Acquisition I Inc., Term Loan - 1st Lien, Series B, 5.500% (1-month USLIBOR +5.000%), 6/22/2026	$3,504,342
6,000,000		PPD, Inc., Term Loan - 1st Lien, Series B, 2.750% (1-month USLIBOR +2.250%), 1/13/2028	5,979,120
134,603		Radnet Management, Inc., Term Loan - 1st Lien, 4.500% (6-month USLIBOR +3.500%), 6/30/2023	134,883
8,210,762		Radnet Management, Inc., Term Loan - 1st Lien, 5.750% (PRIME +2.500%), 6/30/2023	8,227,881
6,345,456		RegionalCare Hospital Partners Holdings, Inc., Term Loan - 1st Lien, Series B, 3.864% (1-month USLIBOR +3.750%), 11/16/2025	6,340,063
5,750,000		Sotera Health Holdings, LLC., Term Loan - 1st Lien, 3.250% (3-month USLIBOR +2.750%), 12/11/2026	5,742,812
14,616,588		Team Health Holdings, Inc., Term Loan - 1st Lien, 3.750% (1-month USLIBOR +2.750%), 2/6/2024	13,635,011
5,389,403		UIC Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 8/30/2024	5,395,170
997,500		UIC Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 8/30/2024	999,161
1,715,000		Vizient, Inc., Term Loan - 1st Lien, Series B6, 2.108% (1-month USLIBOR +2.000%), 5/6/2026	1,702,138
8,406,111		VVC Holding Corp., Term Loan - 1st Lien, Series B1, 4.452% (3-month USLIBOR +4.250%), 2/11/2026	8,437,634
		TOTAL	213,390,278
		Independent Energy—0.4%
7,000,000		Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	7,781,655
		Industrial - Other—3.0%
2,985,019		Alchemy Copyrights LLC., Term Loan - 1st Lien, Series B, 3.500% (1-month USLIBOR +3.000%), 3/10/2028	2,992,481
8,563,415		Altra Industrial Motion Corp., Term Loan - 1st Lien, Series B, 2.108% (1-month USLIBOR +2.000%), 10/1/2025	8,524,880
1,945,000		EPV Merger Subsidiary, Inc., Term Loan - 1st Lien, 3.358% (1-month USLIBOR +3.250%), 3/8/2025	1,913,151
1,561,650		EPV Merger Subsidiary, Inc., Term Loan - 2nd Lien, 7.358% (1-month USLIBOR +7.250%), 3/8/2026	1,527,817
1,984,615		Excelitas Technologies, Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 12/2/2024	1,987,037
4,000,000		Excelitas Technologies, Term Loan - 2nd Lien, 8.500% (3-month USLIBOR +7.500%), 12/1/2025	4,009,500
800,000		FCG Acquisitions Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.750%), 3/17/2028	796,500
4,200,000		FCG Acquisitions Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.750%), 3/17/2028	4,181,625
1,500,000		FCG Acquisitions Inc., Term Loan - 2nd Lien, 7.250% (3-month USLIBOR +6.750%), 3/17/2029	1,507,500
7,353,472		Filtration Group Corp., Term Loan - 1st Lien, 3.108% (1-month USLIBOR +3.000%), 3/29/2025	7,258,355
4,975,000		Filtration Group Corp., Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +3.750%), 3/29/2025	4,982,462
2,902,588		Greenrock Finance, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.500%), 6/28/2024	2,852,010
3,000,000		Resideo Funding Inc, Term Loan - 1st Lien, 2.750% (3-month USLIBOR +2.250%), 2/8/2028	2,996,250
6,965,044		Vertical U.S. Newco, Inc., Term Loan - 1st Lien, Series B, 4.477% (6-month USLIBOR +4.250%), 7/31/2027	6,990,745
		TOTAL	52,520,313
		Insurance - P&C—4.6%
4,977,437		Alera Group Intermediate Holdings, Inc., Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +4.000%), 8/1/2025	4,983,659
993,462		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Term Loan - 1st Lien, Series B3, 4.250% (1-month USLIBOR +3.750%), 10/8/2027	993,372
13,965,000		AmWINS Group, Inc., Term Loan - 1st Lien, Series B, 3.000% (1-month USLIBOR +2.250%), 2/19/2028	13,881,000
5,714,500		AssuredPartners, Inc., Term Loan - 1st Lien, Series B, 3.608% (1-month USLIBOR +3.500%), 2/12/2027	5,657,355
2,970,000		AssuredPartners, Inc., Term Loan - 1st Lien, Series B, 5.500% (1-month USLIBOR +4.500%), 2/12/2027	2,980,766
3,236,774		Asurion LLC, Term Loan - 1st Lien, Series B6, 3.108% (1-month USLIBOR +3.000%), 11/3/2023	3,230,382
4,847,540		Asurion LLC, Term Loan - 1st Lien, Series B7, 3.108% (1-month USLIBOR +3.000%), 11/3/2024	4,833,918
2,567,606		Asurion LLC, Term Loan - 1st Lien, Series B8, 3.358% (1-month USLIBOR +3.250%), 12/23/2026	2,554,550
4,000,000		Asurion LLC, Term Loan - 1st Lien, Series B9, 3.358% (1-month USLIBOR +3.250%), 7/31/2027	3,976,240
5,000,000		Asurion LLC, Term Loan - 2nd Lien, Series B3, 5.358% (1-month USLIBOR +5.250%), 1/31/2028	5,099,375
6,787,941		Hub International Ltd., Term Loan - 1st Lien, Series B, 2.965% (3-month USLIBOR +2.750%), 4/25/2025	6,702,277
3,950,100		Hub International Ltd., Term Loan - 1st Lien, Series B, 4.000% (3-month USLIBOR +3.250%), 4/25/2025	3,953,379
11,170,778		NFP Corp., Term Loan - 1st Lien, Series B, 3.358% (1-month USLIBOR +3.250%), 2/15/2027	11,021,537
4,975,000		Ryan Specialty Group, Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.250%), 9/1/2027	4,983,283
5,371,658		USI, Inc./NY, Term Loan - 1st Lien, 3.202% (3-month USLIBOR +3.000%), 5/16/2024	5,318,425
2,468,760		USI, Inc./NY, Term Loan - 1st Lien, Series B, 3.449% (3-month USLIBOR +3.250%), 12/2/2026	2,448,035
		TOTAL	82,617,553

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Leisure—0.6%
$ 2,922,695		AMC Entertainment Holdings, Inc., Term Loan - 1st Lien, Series B, 3.195% (3-month USLIBOR +3.000%), 4/22/2026	$2,536,812
7,943,125		SeaWorld Entertainment, Inc., Term Loan - 1st Lien, Series B5, 3.750% (1-month USLIBOR +3.000%), 3/31/2024	7,835,138
		TOTAL	10,371,950
		Lodging—1.2%
7,418,086		Aimbridge Acquisition, Co., Term Loan - 1st Lien, Series B, 3.858% (1-month USLIBOR +3.750%), 2/2/2026	7,223,361
4,821,467		Four Seasons Hotels Ltd., Term Loan - 1st Lien, 2.108% (1-month USLIBOR +2.000%), 11/30/2023	4,815,079
6,447,418		Intrawest Resorts Holdings, Inc., Term Loan - 1st Lien, Series B, 5.500% (1-month USLIBOR +4.500%), 8/1/2026	6,479,655
2,874,164		Intrawest Resorts Holdings, Inc., Term Loan - 1st Lien, Series B1, 2.858% (1-month USLIBOR +2.750%), 7/31/2024	2,831,066
		TOTAL	21,349,161
		Media Entertainment—5.5%
3,884,866		AVSC Holding Corp., Term Loan - 1st Lien, Series B1, 4.500% (3-month USLIBOR +3.500%), 3/3/2025	3,467,884
1,485,022		AVSC Holding Corp., Term Loan - 1st Lien, Series B2, 6.500% (3-month USLIBOR +5.500%), 10/15/2026	1,352,305
3,000,000		AVSC Holding Corp., Term Loan - 2nd Lien, 8.250% (3-month USLIBOR +7.250%), 9/1/2025	2,261,250
1,622,885		CBS Radio, Inc., Term Loan - 1st Lien, 2.609% (1-month USLIBOR +2.500%), 11/18/2024	1,591,645
7,934,735		Clear Channel Outdoor Holdings Inc., Term Loan, Series B, 3.711% (3-month USLIBOR +3.500%), 8/21/2026	7,644,919
7,268,017		Comet Bidco Ltd., Term Loan - 1st Lien, Series B, 6.000% (6-month USLIBOR +5.000%), 9/30/2024	6,786,511
8,252,601		Cumulus Media News Holdings, Inc., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +3.750%), 3/31/2026	8,170,075
2,462,500		Diamond Sports Group LLC / Diamond Sports Finance Co., Term Loan - 1st Lien, 3.360% (1-month USLIBOR +3.250%), 8/24/2026	1,709,381
965,000		E.W. Scripps Co., Term Loan - 1st Lien, Series B, 2.108% (1-month USLIBOR +2.000%), 10/2/2024	965,101
5,985,000		E.W. Scripps Co., Term Loan - 1st Lien, Series B3, 3.750% (1-month USLIBOR +3.000%), 1/7/2028	5,973,329
6,594,890		Emerald Expo Holdings, Inc., Term Loan - 1st Lien, Series B, 2.608% (1-month USLIBOR +2.500%), 5/22/2024	6,405,980
894,364		Entravision Communications Corp., Term Loan - 1st Lien, Series B, 2.858% (1-month USLIBOR +2.750%), 11/29/2024	884,674
11,924,925		iHeartCommunications, Inc., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 5/1/2026	11,962,190
8,370,921		NEP/NCP Holdco, Inc., Term Loan - 1st Lien, 3.358% (1-month USLIBOR +3.250%), 10/20/2025	8,145,366
4,500,000		NEP/NCP Holdco, Inc., Term Loan - 2nd Lien, 7.108% (1-month USLIBOR +7.000%), 10/19/2026	4,164,368
482,764		Nexstar Broadcasting, Inc., Term Loan - 1st Lien, Series B3, 2.360% (1-month USLIBOR +2.250%), 1/17/2024	480,659
2,588,237		Nexstar Broadcasting, Inc., Term Loan - 1st Lien, Series B4, 2.615% (1-month USLIBOR +2.500%), 9/18/2026	2,572,876
685,653		Nielsen Finance LLC/Nielsen Finance Co., Term Loan - 1st Lien, Series B4, 2.103% (1-month USLIBOR +2.000%), 10/4/2023	685,441
782,536		Nielsen Finance LLC/Nielsen Finance Co., Term Loan - 1st Lien, Series B5, 4.750% (1-month USLIBOR +3.750%), 6/4/2025	786,879
526,866		Outfront Media Capital, LLC., Term Loan - 1st Lien, Series B, 1.860% (1-month USLIBOR +1.750%), 11/18/2026	520,346
8,293,231		Recorded Books, Inc., Term Loan - 1st Lien, Series B, 4.109% (1-month USLIBOR +4.000%), 8/29/2025	8,283,445
5,000,000		Sinclair Television Group, Term Loan - 1st Lien, 3.108% (3-month USLIBOR +3.000%), 3/25/2028	4,975,000
6,423,950		Terrier Media Buyer, Inc., Term Loan - 1st Lien, Series B, 3.608% (1-month USLIBOR +3.500%), 12/17/2026	6,375,321
1,855,239		WMG Acquisition Corp., Term Loan - 1st Lien, Series G, 2.233% (1-month USLIBOR +2.125%), 1/20/2028	1,850,888
		TOTAL	98,015,833
		Oil Field Services—0.0%
843,373		Championx Corp., Term Loan - 1st Lien, 2.625% (1-month USLIBOR +2.500%), 5/9/2025	841,265
		Packaging—2.2%
239,400		Anchor Glass Container Corp., Term Loan - 1st Lien, 6.000% (3-month USLIBOR +5.000%), 12/7/2023	213,964
166,667		Anchor Glass Container Corp., Term Loan - 2nd Lien, 8.750% (3-month USLIBOR +7.750%), 12/7/2024	86,188
2,919,068		Berry Global, Inc., Term Loan - 1st Lien, Series Z, 1.898% (1-month USLIBOR +1.750%), 7/1/2026	2,899,905
7,571,109		Bway Corp., Term Loan - 1st Lien, Series B, 3.442% (3-month USLIBOR +3.250%), 4/3/2024	7,420,633
12,500,000		Charter Nex US, Inc., Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.250%), 12/1/2027	12,541,313
2,882,095		Flex Acquisition Co., Inc., Term Loan - 1st Lien, 3.488% (3-month USLIBOR +3.250%), 6/29/2025	2,839,051
1,260,520		Flex Acquisition Co., Inc., Term Loan - 1st Lien, 4.000% (1-month USLIBOR +3.500%), 2/23/2028	1,246,931
1,915,000		Fortress Merger Sub., Inc., Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.000%), 10/19/2023	1,916,206
2,000,000		Fortress Merger Sub., Inc., Term Loan - 2nd Lien, 9.500% (3-month USLIBOR +8.500%), 10/21/2024	1,997,500
2,992,500		Reynolds Group Holdings, Inc., Term Loan - 1st Lien, Series B2, 3.358% (1-month USLIBOR +3.250%), 2/5/2026	2,963,323

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Packaging—continued
$ 5,289,903		Trident TPI Holdings, Inc., Term Loan - 1st Lien, Series B1, 4.000% (3-month USLIBOR +3.000%), 10/17/2024	$5,249,409
		TOTAL	39,374,423
		Pharmaceuticals—1.1%
4,655,639	[2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan - 1st Lien, Series B, 5.500% (3-month USLIBOR +4.750%), 9/24/2024	4,602,960
4,001,704	[2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan - 1st Lien, Series B, 5.750% (3-month USLIBOR +5.000%), 2/24/2025	3,953,763
10,758,811		Parexel International Corp., Term Loan - 1st Lien, Series B, 2.858% (1-month USLIBOR +2.750%), 9/27/2024	10,645,629
		TOTAL	19,202,352
		Restaurant—0.7%
4,819,591		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, Series B4, 1.858% (1-month USLIBOR +1.750%), 11/19/2026	4,739,779
6,982,500		IRB Holding Corp., Term Loan - 1st Lien, Series B, 4.250% (3-month USLIBOR +3.250%), 12/15/2027	6,966,126
		TOTAL	11,705,905
		Retailers—1.4%
9,975,000		Academy Ltd., Term Loan - 1st Lien, 5.750% (1-month USLIBOR +5.000%), 10/28/2027	10,004,127
5,000,000		Petco Health and Wellness Co., Inc., Term Loan - 1st Lien, Series B, 4.000% (3-month USLIBOR +3.250%), 3/3/2028	4,988,275
2,500,000		PetSmart, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 2/12/2028	2,499,625
9,938,196		Talbots, Inc., Term Loan - 1st Lien, Series B, 8.000% (3-month USLIBOR +7.000%), 11/28/2022	7,586,173
		TOTAL	25,078,200
		Services—1.4%
7,397,412		Emerald TopCo, Inc., Term Loan - 1st Lien, 3.711% (3-month USLIBOR +3.500%), 7/24/2026	7,341,931
1,000,000		GT Polaris, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 9/24/2027	1,000,750
2,992,500		GT Polaris, Inc., Term Loan - 1st Lien, Series B, 5.000% (3-month USLIBOR +4.000%), 9/24/2027	2,994,744
3,211,940		Saber Merger Sub, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 10/29/2027	3,215,955
788,060		Service Logic Acquisition Inc., Term Loan - 1st Lien, Series DD, 4.750% (3-month USLIBOR Unfunded +4.000%), 10/29/2027	789,045
6,789,443		USIC Holdings, Inc., Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.000%), 12/8/2023	6,763,983
2,979,987		Western Institutional Review Board, Inc., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.000%), 1/8/2027	2,985,575
		TOTAL	25,091,983
		Technology—17.1%
3,983,165		Aerial Merger Subsidiary, Inc., Term Loan - 2nd Lien, 9.000% (3-month USLIBOR +8.000%), 8/8/2025	3,612,233
8,785,678		Almonde, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 6/13/2024	8,623,056
4,500,000		Almonde, Inc., Term Loan - 2nd Lien, 8.250% (6-month USLIBOR +7.250%), 6/13/2025	4,534,313
7,845,925		Applied Systems, Inc., Term Loan - 1st Lien, 3.500% (3-month USLIBOR +3.000%), 9/19/2024	7,826,820
7,048,933		Banff Merger Subsidiary, Inc., Term Loan - 1st Lien, 3.858% (1-month USLIBOR +3.750%), 10/2/2025	7,027,716
3,912,837		Barracuda Networks, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 2/12/2025	3,915,283
5,000,000		Barracuda Networks, Inc., Term Loan - 2nd Lien, 7.500% (3-month USLIBOR +6.750%), 10/30/2028	5,103,125
4,900,000		BCPE Rover Merger Sub, Inc., Term Loan - 1st Lien, 4.358% (1-month USLIBOR +4.250%), 11/28/2025	4,897,869
4,197,118		Cambium Learning Group, Inc., Term Loan - 1st Lien, Series B, 5.250% (3-month USLIBOR +4.500%), 12/18/2025	4,207,359
4,466,250		Cardtronics, Inc., Term Loan - 1st Lien, Series B, 5.000% (1-month USLIBOR +4.000%), 6/29/2027	4,471,833
7,305,323		CCC Information Services, Inc., Term Loan - 1st Lien, 4.000% (1-month USLIBOR +3.000%), 4/29/2024	7,307,916
2,955,000		CommScope, Inc., Term Loan - 1st Lien, Series B, 3.358% (1-month USLIBOR +3.250%), 4/6/2026	2,942,781
1,994,962		Dcert Buyer, Inc., Term Loan - 1st Lien, Series B, 4.108% (1-month USLIBOR +4.000%), 10/16/2026	1,993,995
2,000,000		Dcert Buyer, Inc., Term Loan - 2nd Lien, 7.109% (1-month USLIBOR +7.000%), 2/16/2029	2,018,760
5,298,206		Diebold, Inc., Term Loan - 1st Lien, Series B, 2.875% (1-month USLIBOR +2.750%), 11/6/2023	5,217,647
6,943,828		Dun & Bradstreet Corp., Term Loan - 1st Lien, Series B, 3.359% (1-month USLIBOR +3.250%), 2/6/2026	6,915,636
3,228,405		Dynatrace LLC, Term Loan - 1st Lien, 2.358% (1-month USLIBOR +2.250%), 8/22/2025	3,215,637
4,975,000		Epicor Software Corp., Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.250%), 7/30/2027	4,967,463
3,970,000		Fiserv Investment Solutions, Inc., Term Loan - 1st Lien, Series B, 4.188% (3-month USLIBOR +4.000%), 2/18/2027	3,973,295
1,481,250		Gigamon, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 12/27/2024	1,484,961
4,975,000		GlobalLogic Holdings Inc., Term Loan - 1st Lien, Series B2, 4.500% (1-month USLIBOR +3.750%), 9/14/2027	4,981,219

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 3,970,000		Go Daddy Operating Co. LLC, Term Loan - 1st Lien, Series B4, 2.108% (3-month USLIBOR +2.000%), 8/10/2027	$3,951,798
6,000,000		Greeneden U.S. Holdings II LLC, Term Loan - 1st Lien, Series B4, 4.750% (1-month USLIBOR +4.000%), 12/1/2027	6,006,000
8,267,468		Hyland Software, Inc., Term Loan - 1st Lien, 4.250% (1-month USLIBOR +3.500%), 7/1/2024	8,273,504
1,000,000		Hyland Software, Inc., Term Loan - 2nd Lien, 7.000% (3-month USLIBOR +6.250%), 7/10/2025	1,004,165
5,280,000		Hyland Software, Inc., Term Loan - 2nd Lien, 7.750% (1-month USLIBOR +7.000%), 7/7/2025	5,301,991
2,967,519		Informatica Corp., Term Loan - 1st Lien, Series B, 3.358% (1-month USLIBOR +3.250%), 2/25/2027	2,949,714
2,750,000		Informatica LLC, Term Loan - 2nd Lien, 7.125%, 2/25/2025	2,817,045
4,672,905		Inovalon Holdings, Inc., Term Loan - 1st Lien, Series B1, 2.875% (1-month USLIBOR +2.750%), 4/2/2025	4,644,680
2,500,000		Ivanti Software, Inc., Term Loan - 1st Lien, Series B, 4.750% (1-week USLIBOR +4.000%), 12/1/2027	2,495,000
8,000,000		Ivanti Software, Inc., Term Loan - 1st Lien, Series B, 5.750% (3-month USLIBOR +4.750%), 12/1/2027	8,042,520
10,972,500		LogMeIn, Inc., Term Loan - 1st Lien, Series B, 4.853% (1-month USLIBOR +4.750%), 8/31/2027	10,957,084
1,000,000		Marcel Bidco LLC, Term Loan - 1st Lien, Series B, 4.750% (2-month USLIBOR +4.000%), 12/31/2027	1,005,005
12,975,000		Milano Acquisition Corp., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.000%), 10/1/2027	12,942,563
4,975,000		Mitchell International, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.250%), 11/29/2024	4,992,413
6,934,139		MLN US Holdco LLC, Term Loan - 1st Lien, 4.603% (1-month USLIBOR +4.500%), 11/30/2025	6,147,287
1,000,000		MLN US Holdco LLC, Term Loan - 2nd Lien, 8.853% (1-month USLIBOR +8.750%), 11/30/2026	510,470
2,930,050		NCR Corp., Term Loan, 2.720% (3-month USLIBOR +2.500%), 8/28/2026	2,904,412
6,376,555		NeuStar, Inc., Term Loan - 1st Lien, Series B4, 4.500% (3-month USLIBOR +3.500%), 8/8/2024	6,091,331
2,972,475		Nexus Buyer LLC, Term Loan - 1st Lien, Series B, 3.937% (3-month USLIBOR +3.750%), 11/9/2026	2,962,576
1,367,077		ON Semiconductor Corp., Term Loan - 1st Lien, Series B, 2.109% (1-month USLIBOR +2.000%), 9/19/2026	1,366,052
2,322,652		Optiv Security, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 2/1/2024	2,244,553
2,000,000		Optiv Security, Inc., Term Loan - 2nd Lien, 8.250% (3-month USLIBOR +7.250%), 2/1/2025	1,815,000
6,464,849		Planview Parent Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 12/17/2027	6,471,604
1,515,152		Planview Parent Inc., Term Loan - 1st Lien, Series DD, 4.750% (3-month USLIBOR +4.000%), 12/17/2027	1,516,735
2,947,613		Project Alpha Intermediate Holding, Inc., Term Loan - 1st Lien, Series B, 4.110% (1-month USLIBOR +4.000%), 4/26/2024	2,943,560
5,171,867		Project Boost Purchaser, LLC, Term Loan - 1st Lien, Series B, 3.608% (1-month USLIBOR +3.500%), 6/1/2026	5,112,080
2,990,000		Project Boost Purchaser, LLC, Term Loan - 1st Lien, Series B, 5.000% (1-month USLIBOR +4.250%), 6/1/2026	2,997,475
5,900,288		Project Leopard Holdings, Inc., Term Loan - 1st Lien, 5.750% (3-month USLIBOR +4.750%), 7/7/2023	5,895,125
6,000,000		Rackspace Technology, Inc., Term Loan - 1st Lien, 3.500% (3-month USLIBOR +2.750%), 2/15/2028	5,954,670
4,905,425		RL Merger Subsidiary, Inc., Term Loan - 1st Lien, 3.358% (1-month USLIBOR +3.250%), 5/30/2025	4,795,568
3,500,000		RL Merger Subsidiary, Inc., Term Loan - 2nd Lien, 7.109% (1-month USLIBOR +7.000%), 5/29/2026	3,500,875
1,458,975		RP Crown Parent LLC, Term Loan - 1st Lien, Series B1, 4.000% (1-month USLIBOR +3.000%), 2/2/2026	1,462,396
4,987,500		RSA Security LLC, Term Loan - 1st Lien, 6.000% (3-month USLIBOR +5.000%), 9/1/2027	5,011,390
2,955,000		S2P Acquisition Borrower, Inc., Term Loan - 1st Lien, 4.108% (1-month USLIBOR +4.000%), 8/14/2026	2,960,555
1,085,087		Science Applications International Corp., Term Loan - 1st Lien, Series B, 1.983% (1-month USLIBOR +1.875%), 3/12/2027	1,086,850
1,955,000		Severin Acquisition LLC, Term Loan - 1st Lien, Series B, 3.356% (1-month USLIBOR +3.250%), 8/1/2025	1,934,961
1,496,250		Sophia LP, Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 10/7/2027	1,497,656
5,970,000		Tech Data Corp., Term Loan - 1st Lien, 5.608% (1-month USLIBOR +5.500%), 6/30/2025	6,009,790
4,673,309		Tempo Acquisition LLC, Term Loan - 1st Lien, Series B, 3.750% (1-month USLIBOR +3.250%), 11/2/2026	4,677,702
7,487,148		Tibco Software, Inc., Term Loan - 1st Lien, Series B3, 3.860% (1-month USLIBOR +3.750%), 6/30/2026	7,407,597
5,000,000		Tibco Software, Inc., Term Loan - 2nd Lien, 7.360% (1-month USLIBOR +7.250%), 3/3/2028	5,065,950
3,432,352		Trans Union LLC, Term Loan - 1st Lien, Series B5, 1.858% (1-month USLIBOR +1.750%), 11/16/2026	3,412,564
5,473,781		Ultimate Software Group, Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.250%), 5/4/2026	5,481,910
2,447,576		Ultimate Software Group, Inc., Term Loan - 1st Lien, Series B, 3.858% (1-month USLIBOR +3.750%), 5/4/2026	2,448,420
1,000,000		Ultimate Software Group, Inc., Term Loan - 2nd Lien, 7.500% (3-month USLIBOR +6.750%), 5/3/2027	1,028,335
6,965,044		Veritas U.S., Inc., Term Loan - 1st Lien, Series B, 6.000% (3-month USLIBOR +5.000%), 9/1/2025	6,873,105
7,434,950		VS Buyer, LLC, Term Loan - 1st Lien, Series B, 3.108% (1-month USLIBOR +3.000%), 2/28/2027	7,422,571
2,992,500		Weld North Education LLC, Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 12/21/2028	2,990,839
		TOTAL	304,624,363

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Transportation Services—0.5%
$ 1,000,000		Delta Air Lines, Inc., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +3.750%), 10/20/2027	$1,051,500
3,960,000		Genesee & Wyoming, Inc., Term Loan - 1st Lien, 2.202% (3-month USLIBOR +2.000%), 12/30/2026	3,951,961
2,970,056		Hercules Merger Sub LLC, Term Loan - 1st Lien, Series B, 2.358% (3-month USLIBOR +2.250%), 11/1/2026	2,960,463
		TOTAL	7,963,924
		Utility - Electric—0.7%
3,576,810		Calpine Construction Finance Co., Term Loan - 1st Lien, Series B, 2.108% (1-month USLIBOR +2.000%), 1/15/2025	3,535,677
6,982,500		Calpine Corp., Term Loan - 1st Lien, Series B5, 2.610% (1-month USLIBOR +2.500%), 12/16/2027	6,948,530
328,273		Vistra Operations Co., LLC, Term Loan - 1st Lien, Series B3, 1.858% (1-month USLIBOR +1.750%), 12/31/2025	326,396
1,352,876		Vistra Operations Co., LLC, Term Loan - 1st Lien, Series B3, 1.859% (1-month USLIBOR +1.750%), 12/31/2025	1,345,144
		TOTAL	12,155,747
		Wireless Communications—0.6%
3,960,000		Iridium Satellite LLC, Term Loan - 1st Lien, Series B1, 3.750% (1-month USLIBOR +2.750%), 11/4/2026	3,974,513
6,462,385		TITAN ACQUISITION CO. NEW, Term Loan - 1st Lien, 4.202% (3-month USLIBOR +4.000%), 5/1/2026	6,469,106
		TOTAL	10,443,619
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $1,285,069,309)	1,289,191,367
		CORPORATE BONDS—13.9%
		Aerospace/Defense—0.5%
3,000,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2025	3,480,000
3,000,000		TransDigm, Inc., Sec. Fac. Bond, 144A, 8.000%, 12/15/2025	3,270,000
2,000,000		TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	2,071,250
		TOTAL	8,821,250
		Airlines—0.3%
2,975,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 1st Lien, 144A, 5.500%, 4/20/2026	3,099,772
2,425,000		Hawaiian Brand Intellect, Sec. Fac. Bond, 144A, 5.750%, 1/20/2026	2,579,836
		TOTAL	5,679,608
		Automotive—0.4%
3,000,000		KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	3,057,900
4,000,000		Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	4,135,000
		TOTAL	7,192,900
		Building Materials—0.5%
3,500,000		CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	3,598,752
1,500,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,595,348
3,475,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	3,631,375
		TOTAL	8,825,475
		Chemicals—0.1%
250,000		INEOS Quattro Finance 2, Sec. Bond, 144A, 3.375%, 1/15/2026	250,313
1,125,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,161,748
		TOTAL	1,412,061
		Consumer Cyclical Services—0.2%
3,625,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	3,634,063
		Consumer Products—0.1%
1,100,000		Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	1,163,124
		Diversified Manufacturing—0.2%
1,000,000		CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	1,065,315
2,075,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	2,271,762
		TOTAL	3,337,077
		Finance Companies—0.3%
5,150,000		United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	5,375,312

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—1.3%
$ 1,200,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	$1,266,750
1,925,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	2,054,495
2,000,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	2,158,000
15,000,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	15,131,250
2,000,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	2,140,600
	TOTAL	22,751,095
	Health Care—2.6%
900,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	949,163
425,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	438,468
3,675,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	3,886,331
6,000,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	6,493,800
2,875,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	2,979,219
3,400,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	3,621,000
4,525,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	4,445,812
7,000,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	7,493,990
10,000,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	9,762,500
2,750,000	Tenet Healthcare Corp., 144A, 4.625%, 9/1/2024	2,831,647
1,500,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	1,621,628
1,000,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	1,045,000
	TOTAL	45,568,558
	Independent Energy—1.6%
5,750,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	5,763,052
1,500,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	1,656,562
775,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	808,147
2,000,000	EQT Corp., Sr. Unsecd. Note, 7.625%, 2/1/2025	2,304,560
3,000,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	3,210,900
3,150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	3,621,886
4,000,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	3,966,000
6,000,000	Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	6,526,620
	TOTAL	27,857,727
	Industrial - Other—0.2%
1,300,000	Resideo Funding, Inc, Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	1,372,683
2,475,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	2,595,656
	TOTAL	3,968,339
	Insurance - P&C—0.2%
4,000,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	4,155,000
	Leisure—0.6%
4,000,000	Live Nation Entertainment, Inc., Sec. Fac. Bond, 144A, 3.750%, 1/15/2028	3,952,500
5,000,000	Live Nation Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 5/15/2027	5,556,400
1,250,000	Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	1,261,331
	TOTAL	10,770,231
	Media Entertainment—0.8%
3,403,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	3,472,642
2,000,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	2,072,500
3,000,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	3,189,375
4,000,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	4,250,000
875,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	933,516
	TOTAL	13,918,033
	Metals & Mining—0.3%
6,000,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 4.500%, 4/1/2026	6,243,360

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—0.8%
$ 4,000,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	$4,008,380
3,375,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	3,636,208
3,000,000		Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	3,066,500
2,275,000		EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	2,451,313
1,275,000		Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	1,333,644
575,000		Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	588,656
		TOTAL	15,084,701
		Oil Field Services—0.1%
2,000,000		USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	2,055,000
		Packaging—0.2%
3,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 4/30/2025	3,156,990
		Pharmaceuticals—0.6%
3,000,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	3,078,600
4,000,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	3,244,000
2,875,000		Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	2,903,750
2,000,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	2,123,920
		TOTAL	11,350,270
		Retailers—0.7%
5,350,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	5,463,688
4,000,000		Nordstrom, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2027	4,105,330
3,000,000		Petsmart, Inc./Petsmart Fi, Term Loan - 1st Lien, 144A, 4.750%, 2/15/2028	3,071,880
		TOTAL	12,640,898
		Technology—0.8%
3,000,000		Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	3,221,820
2,800,000		Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	3,123,750
1,525,000		Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	1,593,566
2,250,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	2,385,000
350,000		NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	383,687
4,000,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	4,043,500
		TOTAL	14,751,323
		Transportation Services—0.5%
3,000,000		Delta Air Lines, Inc. / SkyMiles IP Ltd., Sec. Fac. Bond, 144A, 4.750%, 10/20/2028	3,264,818
4,700,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	4,764,014
		TOTAL	8,028,832
		TOTAL CORPORATE BONDS (IDENTIFIED COST $239,208,786)	247,741,227
	[1]	ASSET-BACKED SECURITIES—2.4%
		Finance Companies—2.4%
2,000,000		Anchorage Capital CLO, LTD. 2020-15A, Class A, 2.074% (3-month USLIBOR +1.850%), 7/20/2031	2,003,807
1,000,000		Anchorage Capital CLO, LTD. 2020-15A, Class B1, 2.674% (3-month USLIBOR +2.450%), 7/20/2031	1,005,092
1,600,000		Ballyrock Ltd. 2020-14A, Class C, 3.796% (3-month USLIBOR +3.600%), 1/20/2034	1,624,868
2,000,000		Battalion CLO LTD 2020-18A, Class B, 2.541% (3-month USLIBOR +2.300%), 10/15/2032	2,008,352
2,500,000		Dryden Senior Loan Fund 2018-61A, Class DR, 3.199% (3-month USLIBOR +3.100%), 1/17/2032	2,501,312
3,750,000		GoldenTree Loan Management US 2020-7A, Class A, 2.124% (3-month USLIBOR +1.900%), 4/20/2031	3,756,615
750,000		GoldenTree Loan Management US 2020-7A, Class C, 3.774% (3-month USLIBOR +3.550%), 4/20/2031	752,794
1,000,000		Magnetite CLO Ltd. 2020-28A, Class C, 2.566% (3-month USLIBOR +2.350%), 10/25/2031	1,004,962
700,000		Magnetite CLO Ltd. 2020-28A, Class D, 3.716% (3-month USLIBOR +3.500%), 10/25/2031	705,093
1,250,000		Neuberger Berman CLO Ltd. 2020-38A, Class B, 1.924% (3-month USLIBOR +1.700%), 10/20/2032	1,250,412
1,500,000		Neuberger Berman CLO Ltd. 2020-38A, Class C, 2.574% (3-month USLIBOR +2.350%), 10/20/2032	1,505,811
1,250,000		Neuberger Berman CLO Ltd. 2020-39A, Class C, 2.492% (3-month USLIBOR +2.250%), 1/20/2032	1,255,817

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES—continued
		Finance Companies—continued
$ 1,000,000		Neuberger Berman CLO Ltd. 2020-39A, Class D, 3.842% (3-month USLIBOR +3.600%), 1/20/2032	$1,010,357
4,000,000		OCP CLO Ltd. 2020-18A, Class A, 2.024% (3-month USLIBOR +1.800%), 4/20/2030	4,007,167
1,000,000		OCP CLO Ltd. 2020-18A, Class C, 3.144% (3-month USLIBOR +2.920%), 4/20/2030	1,003,965
2,750,000		OCP CLO Ltd. 2020-8RA, Class C, 3.969% (3-month USLIBOR +3.750%), 1/17/2032	2,778,778
2,500,000		OCP CLO Ltd., 2019-16A, Class DR, 3.237% (3-month USLIBOR +3.150%), 4/10/2033	2,501,510
600,000		Palmer Square Loan Funding Ltd. 2020-3A, Class C, 4.154% (3-month USLIBOR +3.930%), 7/20/2028	603,776
3,000,000		Parallel Ltd. 2020-1A, Class A1, 2.049% (3-month USLIBOR +1.825%), 7/20/2031	3,005,446
3,000,000		Parallel Ltd. 2020-1A, Class A2, 2.624% (3-month USLIBOR +2.400%), 7/20/2031	3,021,305
1,250,000		Pikes Peak CLO 2021-7A, Class D, 3.587% (3-month USLIBOR +3.400%), 2/25/2034	1,265,546
4,849,741		Stratus CLO, Ltd. 2020-1A, Class A, 2.204% (3-month USLIBOR +1.980%), 5/1/2028	4,852,119
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $43,153,744)	43,424,904
		COMMON STOCKS—0.1%
		Consumer Cyclical Services—0.0%
46,202	[3]	Constellis Holdings LLC	300,313
		Midstream—0.1%
31,464	[3]	Summit Midstream Partners LP	741,606
		TOTAL COMMON STOCKS (IDENTIFIED COST $674,294)	1,041,919
		WARRANT—0.0%
		Health Care—0.0%
148	[3,4]	Carestream Health, Inc., Warrants, Expiration Date 2/9/2026 (IDENTIFIED COST $0)	1
		EXCHANGE-TRADED FUNDS—8.6%
3,108,000		Invesco Senior Loan ETF	68,780,040
1,850,000		SPDR Blackstone Senior Loan ET	84,619,000
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $152,124,417)	153,399,040
		INVESTMENT COMPANY—4.9%
86,917,927		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5] (IDENTIFIED COST $86,921,273)	86,935,310
		TOTAL INVESTMENT IN SECURITIES—102.4% (IDENTIFIED COST $1,807,151,823)	1,821,733,768
		OTHER ASSETS AND LIABILITIES - NET—(2.4)%[6]	(43,439,705)
		TOTAL NET ASSETS—100%	$1,778,294,063
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 6/30/2020	$163,403,464
Purchases at Cost	$730,609,138
Proceeds from Sales	$(806,991,782)
Change in Unrealized Appreciation/Depreciation	$(66,474)
Net Realized Gain/(Loss)	$(19,036)
Value as of 3/31/2021	$86,935,310
Shares Held as of 3/31/2021	86,917,927
Dividend Income	$158,111

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Issuer in default.
3	Non-income-producing security.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$1,289,191,367	$—	$1,289,191,367
Corporate Bonds	—	247,741,227	—	247,741,227
Asset-Backed Securities	—	43,424,904	—	43,424,904
Warrant	—	—	1	1
Exchange-Traded Funds	153,399,040	—	—	153,399,040
Equity Securities:
Common Stocks
Domestic	1,041,919	—	—	1,041,919
Investment Company	86,935,310	—	—	86,935,310
TOTAL SECURITIES	$241,376,269	$1,580,357,498	$1	$1,821,733,768

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
SPDR	—Standard & Poor’s Depositary Receipt